CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Allowance for loss	$ 52,855	$ 41,025
Accumulated amortization	$ 68,043	$ 52,211
Preferred stock, par value	$ 0.25	$ 0.25
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.25	$ 0.25
Common stock, shares authorized	175,000,000	175,000,000
Common stock, shares issued	69,977,000	54,165,000